TRADE PAYABLES AND OTHER - Contract Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 5	€ 6
Current	78	54
Deferred tooling revenue
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2	2
Current	0	0
Advance payment from customers
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	1	2
Current	4	5
Unrecognized variable consideration
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2	2
Current	57	46
Other
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	€ 17	€ 3